28. STATEMENT OF INCOME BY NATURE (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Of Income By Nature
Incurred in expenses	R$ 65,168	R$ 67,846